Finance and Other Costs	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Finance and Other Costs
18.
FINANCE AND OTHER COSTS

The following table summarizes the Company’s finance costs:

	Years Ended December 31,
	2025	2024	2023
	$	$	$
Interest on convertible notes	27,837	25,134	22,623
Other expenses	4,103	42	79
	31,940	25,176	22,702